Note J - Equipment and Leasehold Improvements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Selling, General and Administrative Expenses [Member]
Depreciation, Depletion and Amortization, Nonproduction	$ 43,794	$ 54,649